Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A One [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Two [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Three [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Four [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Five [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Preferred Stock [Member]	Preferred Stock [Member] Redeemable Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Agex Therapeutics Inc [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Agex Therapeutics Inc [Member]	Common Stock [Member]	Common Stock [Member] Agex Therapeutics Inc [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Agex Therapeutics Inc [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Agex Therapeutics Inc [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Agex Therapeutics Inc [Member]	Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Total	Agex Therapeutics Inc [Member]	Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2021	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 4,771,248	$ 35,441,500					$ 21,448			$ 635,341			$ (35,764,374)						$ (35,107,585)
Balance, shares at Dec. 31, 2021	400,000	300,000	1,117,013	499,200	718,997	367,015	3,402,225					2,144,800	1,079
Balance at Dec. 31, 2021																$ 93,916,000			$ (105,748,000)			$ (43,000)			$ (11,875,000)
Issuance of common stock upon exercise of stock options												$ 737			3,685									$ 4,422
Issuance of common stock upon exercise of stock options, shares												73,700												73,700
Stock based compensation															7,110									$ 7,110
Net income (loss)																		(2,682,108)						(2,682,108)	(10,462,000)
Stock-based compensation																760,000									760,000
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes																(4,000)									(4,000)
Issuance of warrants																178,000									178,000
Fair value of liability classified warrants issued																4,148,000									4,148,000
Net loss																			(10,462,000)			(60,000)			(10,522,000)
Balance at Dec. 31, 2022	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 4,771,248	$ 35,441,500	$ 35,442,000				$ 22,185			646,136			(38,446,482)						(37,778,161)	(17,212,000)
Balance, shares at Dec. 31, 2022	400,000	300,000	1,117,013	499,200	718,997	367,015	3,402,225	3,323,000				2,218,500	1,079	2,167,000
Balance at Dec. 31, 2022																98,998,000			(116,210,000)			(103,000)			(17,315,000)
Net income (loss)																		1,658,000						1,658,000
Stock-based compensation															2,000									2,000
Balance at Mar. 31, 2023								$ 35,442,000				$ 22,000			648,000			(36,788,000)						(36,118,000)
Balance, shares at Mar. 31, 2023								3,323,000				2,167,000
Balance at Dec. 31, 2022	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 4,771,248	$ 35,441,500	$ 35,442,000				$ 22,185			646,136			(38,446,482)						(37,778,161)	(17,212,000)
Balance, shares at Dec. 31, 2022	400,000	300,000	1,117,013	499,200	718,997	367,015	3,402,225	3,323,000				2,218,500	1,079	2,167,000
Balance at Dec. 31, 2022																98,998,000			(116,210,000)			(103,000)			(17,315,000)
Issuance of common stock upon conversion of AgeX-Serina Note						$ 962,584	$ 962,584								175,355									175,355
Issuance of common stock upon conversion of note, shares						117,903	117,903
Issuance of common stock upon exercise of stock options												$ 2,489			12,447									$ 14,936
Issuance of common stock upon exercise of stock options, shares												248,934												248,934
Stock based compensation															24,325									$ 24,325
Net income (loss)																		5,269,854						5,269,854	(14,803,000)	$ 5,269,854
Issuance of preferred stock, net of issuance costs																35,958,000									35,958,000
Issuance of preferred stock, net of issuance costs, shares										212	148
Stock-based compensation																648,000									648,000
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes																(1,000)									(1,000)
Fair value of liability classified warrants issued																879,000									879,000
Net loss																			(14,803,000)			(8,000)			(14,811,000)
Balance at Dec. 31, 2023	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 5,733,832	$ 36,404,084		$ 36,404,000					$ 24,674			$ 858,263			$ (33,176,628)				(32,294,000)	5,469,000	(32,293,691)
Balance, shares at Dec. 31, 2023	400,000	300,000	1,117,013	499,200	718,997	484,918	3,520,128	3,438,000		212	148	2,467,434	1,079	2,410,000
Balance at Dec. 31, 2023																$ 136,482,000			$ (131,013,000)			$ (111,000)			$ 5,358,000
Issuance of common stock upon conversion of AgeX-Serina Note														$ 6,000			10,715,000									10,721,000
Issuance of common stock upon conversion of note, shares												616,000
Issuance of common stock upon exercise of stock options														1,000			3,000									4,000
Issuance of common stock upon exercise of stock options, shares												64,000
Net income (loss)																				(9,437,000)				(9,437,000)		(9,437,000)
Issuance of preferred stock, net of issuance costs									(36,404,000)					35,000			36,369,000									36,404,000
Issuance of preferred stock, net of issuance costs, shares								(3,438,000)				3,438,000
Cancellation of common stock upon consummation of Merger on March 26, 2024														(67,000)			(47,833,000)			37,179,000						(10,721,000)
Cancellation of common stock upon consummation of Merger, shares												(6,528,000)
Merger and issuance of common stock to Legacy Serina shareholders upon consummation of Merger on March 26, 2024														1,000			960,000									961,000
Merger and issuance of common stock to Legacy Serina shareholders upon consummation of Merger, shares												8,414,000
Stock-based compensation																	$ 53,000									$ 53,000
Balance at Mar. 31, 2024												$ 1,000			$ 1,125,000			$ (5,435,000)						$ (4,309,000)
Balance, shares at Mar. 31, 2024												8,414,000